FAIR VALUE MEASUREMENTS (Details Narrative)	Oct. 08, 2021 shares
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction	8,100,000
Warrants [Member]
Sale of Stock, Number of Shares Issued in Transaction	23,625,000
Public Warrant [Member]
Sale of Stock, Number of Shares Issued in Transaction	15,525,000